CONDENSED CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (UNAUDITED) - USD ($) $ in Thousands	Common Stock [Member]	Additional Paid-In Capital [Member]	Contributed Surplus [Member]	Accumulated Other Comprehensive Loss [Member]	Retained Earnings (Accumulated Deficit) [Member]	Total
Balance (in shares) at Dec. 31, 2021	183,694,196
Balance at Dec. 31, 2021	$ 1,836	$ 139,480	$ 529,816	$ (1,581)	$ (171,328)	$ 498,223
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income (Loss)	$ 0	0	0	0	(30,940)	(30,940)
Common Shares Issued, net (in shares)	18,978,666
Common Shares Issued, net	$ 190	34,651	0	0	0	34,841
Share based compensation (in shares)	0
Share based compensation	$ 0	56	0	0	0	56
Other comprehensive income	0	0	0	(303)	0	(303)
Dividends Paid and Declared	$ 0	0	(5,978)	0	0	(5,978)
Balance (in shares) at Jun. 30, 2022	202,672,862
Balance at Jun. 30, 2022	$ 2,026	174,187	523,838	(1,884)	(202,268)	495,899
Balance (in shares) at Dec. 31, 2021	183,694,196
Balance at Dec. 31, 2021	$ 1,836	139,480	529,816	(1,581)	(171,328)	498,223
Balance (in shares) at Dec. 31, 2022	208,796,444
Balance at Dec. 31, 2022	$ 2,087	188,801	507,134	(1,813)	(156,227)	539,982
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income (Loss)	$ 0	0	0	0	73,721	73,721
Share based compensation (in shares)	0
Share based compensation	$ 0	1,147	0	0	0	1,147
Other comprehensive income	0	0	0	(216)	0	(216)
Dividends Paid and Declared	$ 0	0	(62,639)	0	0	(62,639)
Balance (in shares) at Jun. 30, 2023	208,796,444
Balance at Jun. 30, 2023	$ 2,087	$ 189,948	$ 444,495	$ (2,029)	$ (82,506)	$ 551,995